TRANSACTIONS WITH RELATED PARTIES (Kibbutz Sdot-Yam) (Details)			12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Purchase Agreement and Leaseback [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Land Purchase Agreement and Leaseback [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Manpower Agreement [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] ILS	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Services [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Kibbutz Management Services [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] USD ($) sqm	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] properties	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario One [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Scenario Two [Member] ILS	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Buildings [Member] sqm	Dec. 31, 2011 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Land [Member] sqm	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Additional Leased Area [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Additional Leased Area [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Office Building [Member] USD ($) sqft	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Office Building [Member] ILS sqft	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Land Use Agreement [Member] Warehouse Site [Member]	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Construction of Access Road [Member] ILS	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Paving Commitment [Member] USD ($)	Dec. 31, 2013 Kibbutz Sdot-Yam [Member] Paving Commitment [Member] ILS
Related Party Transaction [Line Items]
Percentage of ownership			51.00%
Contract term								10 years	10 years			8 years	8 years							20 years	20 years	3 years
Expenses with related party								$ 3,857,000		$ 3,846,000	$ 4,772,000	$ 2,112,000		$ 2,113,000	$ 1,719,000	$ 0	$ 477,000		$ 3,105,000
Agreement amount						4,851,000	3,516,000	72,000	250,000			144,000	500,000					1,200,000											18,000	62,000	22,000	77,956
Management fee, percentage																	7.20%	7.20%
Number of facilities																						1
Area of property																				100,000	100,000						31,644	55,207			400	400
Monthly fee for land use agreement																											6.00	1.50
Minimum exchange rate																						4.041
Interest rate				5.87%	5.87%																												5.30%
Current year payment																				3,400,000	12,600,000
2014	25,003,000	[1]																		3,500,000	12,900,000
2015 and thereafter	592,000
Amount of agreement	25,595,000																																	1,000,000	3,300,000	57,600	200,000
Building expenses not included in land use fees																							24,000	82,900	12,000	43,000
Proceeds from sale-leaseback transaction				10,900,000	43,700,000
Carrying value of property				9,900,000	39,000,000
Lease term				10 years	10 years
Annual rent				1,100,000	4,150,000
Liability arising from partial sale-leaseback			11,919,000
Deferred tax asset			1,222,000	921,000
Deferred tax liability			$ 1,089,000	$ 784,000

[1]	Consists of purchase obligations to certain suppliers.